Related party transactions - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Vistrex Ltd
Related party transactions
Trade and other receivables	$ 56	$ 20
Castcrown Ltd [member]
Related party transactions
Trade and other receivables	48
Gamegears Ltd | Vistrex Ltd
Related party transactions
Trade and other receivables	1	13
Winchange Ltd | Vistrex Ltd
Related party transactions
Trade and other receivables	$ 7	$ 7